Significant Accounting Policies - Schedule of Net Income (Loss) Per Share (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Net Income (Loss) Per Share [Line Items]
Net income	$ 109,366	$ 1,596,567
Accretion of redeemable common stock to redemption value	(1,625,328)	(4,039,650)
Net loss including accretion of redeemable common stock to redemption value	(1,515,962)	(2,443,083)
Numerators:
Accretion of initial and subsequent measurement of common stock subject to redemption value	1,625,328	4,039,650
Redeemable Common Stock [Member]
Numerators:
Allocation of net loss	(848,882)	(1,818,810)
Accretion of initial and subsequent measurement of common stock subject to redemption value	1,625,328	4,039,650
Allocation of net income (loss)	$ 776,446	$ 2,220,840
Denominators:
Weighted-average shares outstanding (in Shares)	2,349,413	5,379,021
Basic net income (loss) per share (in Dollars per share)	$ 0.33	$ 0.41
Diluted net income (loss) per share (in Dollars per share)	$ 0.33	$ 0.41
Non- Redeemable Common Stock [Member]
Numerators:
Allocation of net loss	$ (667,080)	$ (624,273)
Accretion of initial and subsequent measurement of common stock subject to redemption value
Allocation of net income (loss)	$ (667,080)	$ (624,273)
Denominators:
Weighted-average shares outstanding (in Shares)	1,846,250	1,846,250
Basic net income (loss) per share (in Dollars per share)	$ (0.36)	$ (0.34)
Diluted net income (loss) per share (in Dollars per share)	$ (0.36)	$ (0.34)